CONSOLIDATED BALANCE SHEETS Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022
Fixed income securities, available for sale amortized cost		$ 4,231.2			$ 4,131.3
Available-for-sale, net of allowance for expected credit losses		4.0			7.7
Fixed income securities, trading, amortized cost		1,552.7			1,576.7
Short term investments available for sale, amortized cost		169.3			52.4
Short-term investments, trading, amortized cost		11.0			6.3
Catastrophe Bonds, Fair Value Disclosure		2.4			5.1
Privately-held investments, cost, trading at fair value		496.1		$ 537.7
Premium Receivable, Allowance for Credit Loss		$ 21.6		$ 25.0	$ 25.0
Ordinary shares, issued		60,395,839			60,395,839
Ordinary shares, par value		$ 0.01			$ 0.01
Cash and cash equivalents, including cash within variable interest entities		$ 11.4			$ 65.7
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2023: $3.3 — 2022: $3.7)		3.3			3.7
Restricted cash		312.1	[1]		232.1
Privately-held Investments	[2]	482.4			533.0
Other investments, at fair value (2)	[3]	213.4			221.3
Accrued expenses | Asset Management Arrangement
Intercompany funds due to affiliates		2.4			4.5
Accrued expenses | Management Consulting Agreement
Intercompany funds due to affiliates		2.5			1.3
Apollo originating partnership | Fair Value, Recurring [Member]
Privately-held Investments		42.7			44.8
Other investments, at fair value (2)		12.6			12.7
Apollo real estate fund | Fair Value, Recurring [Member]
Other investments, at fair value (2)		22.9			25.3
Fixed maturities
Fixed income securities, available for sale amortized cost		4,400.5			4,183.7
Short-term investments
Fixed income securities, trading, amortized cost		$ 11.0			$ 6.3

[1]	Cash and cash equivalents includes restricted cash of $312.1 million (June 30, 2022 — $387.3 million) which are held in trusts.
[2]	Privately-held investments includes related party investments totaling $42.7 million (December 31, 2022 — $44.8 million).
[3]	Other investments includes related party investments of $22.9 million (December 31, 2022 — $25.3 million) in Apollo Real Estate Fund and $12.6 million (December 31, 2022 — $12.7 million) in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $312.1 million (December 31, 2022 — $232.1 million ) which are held in trusts. (4)